Capital stock - Schedule of Issued Weighted Average Assumptions (Details) - $ / shares	3 Months Ended	12 Months Ended
	Dec. 31, 2024	Sep. 30, 2024	Sep. 30, 2023
Schedule of Issued Weighted Average Assumptions [Abstract]
Fair value of the underlying share (in Dollars per share)	$ 4.74	$ 4.74
Exercise price (in Dollars per share)
Risk-free interest rate	3.23%	3.23%
Expected volatility	60.00%	60.00%	60.00%
Expected life	7	7
Dividend yield	0.00%	0.00%